Trade and other receivables and other current assets - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables and other current assets
Trade and other receivables	€ 18,609	€ 27,966	€ 9,728
Current restricted cash			€ 6,570